INCOME TAXES (Details) - Schedule of provision for income taxes - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current
Federal
State
Foreign
Total current tax benefits
Deferred
Federal
State
Foreign
Total current tax benefits